PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 1,690,776,557	$ 238,140,897	¥ 1,685,155,680
Less: Accumulated depreciation	(841,035,233)	(118,457,335)	(775,084,743)
Impairment	(54,747,393)	(7,711,009)	(49,354,581)
Construction in progress	19,955,095	2,810,617	22,304,172
Property, plant and equipment, net	814,949,026	114,783,170	883,020,528
Buildings and plants
Property Plant And Equipment [Line Items]
Property and equipment, gross	685,779,415	96,590,010	685,779,415
Leasehold improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	705,905,133	99,424,659	700,721,935
Furniture, fixtures and equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	289,733,445	40,808,102	291,802,076
Motor vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 9,358,564	$ 1,318,126	¥ 6,852,254